EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

26.EARNINGS (LOSS) PER SHARE

26.1.Basic

The basic (loss) earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the year, excluding the common shares acquired by the Company and held as treasury shares.

	December 31,	December 31,	December 31,
	2020	2019	2018
Resulted of the year attributable for controlling shareholders'	(10,724,828)	(2,817,518)	319,693
Weighted average number of shares in the year	1,361,264	1,361,264	1,105,826
Weighted average treasury shares	(12,042)	(12,042)	(12,333)
Weighted average number of outstanding shares	1,349,222	1,349,222	1,093,493
Basic loss per common share - R$	(7.94890)	(2.08825)	0.29236

26.2.Diluted

The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	December 31,	December 31,	December 31,
	2020	2019	2018
Resulted of the year attributed to controlling shareholders'	(10,724,828)	(2,817,518)	319,693
Weighted average number of shares in the year (except treasury shares)	1,349,222	1,349,222	1,093,493
Adjustment by stock options			1,386
Weighted average number of shares (diluted)	1,349,222	1,349,222	1,094,879
Diluted loss per common share - R$	(7.94890)	(2.08825)	0.29199

Due to the loss in the year, the Company does not consider the dilution effect in the measurement.